UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-22080
                                                      -----------

                     First Trust Active Dividend Income Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  630-241-4141
                                                            --------------

                   Date of fiscal year end:  November 30
                                            -------------

                  Date of reporting period:  May 31, 2008
                                            --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



[LOGO OMITTED]    FIRST TRUST
[GRAPHIC OMITTED]


                                          SEMI-ANNUAL
                                          REPORT

                                          For the Six Months Ended
                                          May 31, 2008




                                          FIRST TRUST
                                          ACTIVE DIVIDEND
                                          INCOME FUND






[LOGO OMITTED]    AVIANCE
                  CAPITAL MANAGEMENT


Front Cover

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  First Trust Active Dividend Income Fund (FAV)
                               Semi-Annual Report
                                  May 31, 2008


Shareholder Letter                                                            1
At A Glance                                                                   2
Portfolio Commentary                                                          3
Portfolio of Investments                                                      6
Statement of Assets and Liabilities                                          10
Statement of Operations                                                      11
Statements of Changes in Net Assets                                          12
Financial Highlights                                                         13
Notes to Financial Statements                                                14
Additional Information                                                       18


                  Caution Regarding Forward-Looking Statements

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Aviance Capital Management, LLC ("Aviance" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Active Dividend Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         Performance and Risk Disclosure

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                             How to Read This Report

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Aviance are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, this report and other regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 First Trust Active Dividend Income Fund (FAV)
                               Semi-Annual Report
                                  May 31, 2008

Dear Shareholders:

The year 2007 and the first half of 2008 have been somewhat challenging times for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long-term. We also believe that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

Our goal at First Trust has always been to offer a wide range of investment products, including our family of closed-end funds, to help financial advisors give you the opportunity to meet your financial objectives. We have continued to expand our product line to ensure that you have many choices to fit your investment needs.

The report you hold contains detailed information about your investment in First Trust Active Dividend Income Fund. It contains a portfolio commentary from the Fund's portfolio management team that provides a market recap for the period, a performance analysis and a market and Fund outlook. Additionally, the report provides the Fund's financial statements for the period covered by this report. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to giving you up-to-date information about your investments so you and your financial advisor are always current on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen


James A. Bowen
President of First Trust Active Dividend Income Fund

First Trust Active Dividend Income Fund
"AT A GLANCE"
As of May 31, 2008 (Unaudited)



Fund Statistics
-------------------------------------------------------------------------
Symbol on New York Stock Exchange                                  FAV
Common Share Price                                              $16.40
Common Share Net Asset Value                                    $17.67
Premium (Discount) to NAV                                      (7.19)%
Net Assets Applicable to Common Shares                    $127,330,033
Current Monthly Distribution per Common Share (1)               $0.460
Current Annualized Distribution per Common Share                $1.840
Current Distribution Rate on Closing Common Share Price (2)     11.22%
Current Distribution Rate on NAV (2)                            10.41%
-------------------------------------------------------------------------



Common Share Price & NAV (weekly closing price)
-------------------------------------------------------------------------

[CHART OMITTED]

                       [DATA POINTS REPRESENTED IN CHART]

                                     Market        NAV
                      9/21/2007      $20.00       $19.06
                      9/28/2007      $20.00       $19.12
                      10/5/2007      $20.41       $19.34
                     10/12/2007      $20.60       $19.48
                     10/19/2007      $20.07       $19.12
                     10/26/2007      $20.00       $19.61
                      11/2/2007      $20.01       $19.57
                      11/9/2007      $18.71       $18.89
                     11/16/2007      $18.70       $18.75
                     11/23/2007      $16.80       $18.72
                     11/30/2007      $17.78       $19.05
                      12/7/2007      $17.81       $19.45
                     12/14/2007      $16.84       $19.11
                     12/21/2007      $16.97       $19.39
                     12/28/2007      $16.35       $18.60
                       1/4/2008      $16.33       $17.73
                      1/11/2008      $16.19       $17.63
                      1/18/2008      $14.80       $16.42
                      1/25/2008      $15.59       $16.30
                       2/1/2008      $16.34       $17.06
                       2/8/2008      $15.98       $16.41
                      2/15/2008      $15.46       $16.59
                      2/22/2008      $15.48       $16.84
                      2/29/2008      $15.73       $16.76
                       3/7/2008      $15.06       $16.34
                      3/14/2008      $14.76       $16.28
                      3/20/2008      $15.25       $16.21
                      3/28/2008      $15.34       $16.18
                       4/4/2008      $15.97       $16.93
                      4/11/2008      $15.52       $16.68
                      4/18/2008      $15.37       $17.06
                      4/25/2008      $15.37       $17.16
                       5/2/2008      $15.70       $17.26
                       5/9/2008      $16.02       $17.22
                      5/16/2008      $16.32       $17.90
                      5/23/2008      $15.65       $17.44
                      5/30/2008      $16.40       $17.68


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                    6 Months Ended       Inception (9/20/07)
                                        5/31/08              to 5/31/08

FUND PERFORMANCE
NAV (3)                                  0.97%                 0.71%
Market Value (4)                         0.35%               -10.79%

INDEX PERFORMANCE
Russell 1000 Value Index                -5.35%               -10.68%
S&P500 Index                            -4.47%                -6.50%
--------------------------------------------------------------------------------



                                              % of Long-Term
Top 10 Holdings                                 Investments
------------------------------------------------------------
Frontline Ltd.                                      5.1%
Intel Corp.                                         3.2
Taiwan Semiconductor Manufacturing Co. Ltd.,
     Sponsored ADR                                  3.1
Honeywell International, Inc.                       2.7
Parker-Hannifin Corp.                               2.6
Embarq Corp.                                        2.5
Nabors Industries Ltd.                              2.4
Altria Group, Inc.                                  2.4
UltraShort Oil & Gas ProShares                      2.3
McDermott International, Inc.                       2.3
------------------------------------------------------------
        Total                                      28.6%
                                               =============


                                              % of Long-Term
Sector Allocation                               Investments
------------------------------------------------------------
Industrials                                        34.5%
Energy                                             17.2
Information Technology                             13.5
Financials                                         12.3
Consumer Staples                                    7.0
Materials                                           5.7
Telecommunication Services                          5.2
Utilities                                           2.9
Consumer Discretionary                              1.2
Health Care                                         0.5
------------------------------------------------------------
        Total                                     100.0%
                                               =============


(1) Most recent distribution paid or of record through 5/31/08. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or of record through the report date and then dividing by market price or NAV, as applicable, as of 5/31/08.

(3) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load. Past performance is not indicative of future results.

(4) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                 First Trust Active Dividend Income Fund (FAV)
                               Semi-Annual Report

                                   Sub-Advisor

Aviance Capital Management, LLC, a registered investment advisor, is the Sub-Advisor to the Fund. Aviance is an asset management firm focused on managing multi-cap value and growth portfolios. Aviance was founded, and is currently managed, by its Managing Members: Christian C. Bertelsen; Gary T. Dvorchak, CFA; Michael J. Dixon; and Edward C. Bertelsen. Aviance is responsible for the day-to-day management of the Fund's portfolio utilizing a team led by Christian
C. Bertelsen, Gary T. Dvorchak, and Mark Belanian. The team has approximately six years of experience working together and approximately 80 years of cumulative industry experience.

                            Portfolio Management Team

CHRISTIAN C. BERTELSEN, Chief Investment Officer and Senior Portfolio Manager

Christian C. Bertelsen has over 41 years of investment experience. Since November 2004, he was Chief Investment Officer at Global Financial Private Capital ("GFPC"), the incubator company of Aviance. From July 1997 to December 2003, Mr. Bertelsen was director of the value equity group for Phoenix Investment Counsel, during which time he was responsible for developing strategies that focused on the analysis of dividends as a means of identifying undervalued companies and generating income. He served as Chief Investment Officer at Dreman Value Advisors between January 1996 and July 1997, and was a Senior Vice President with Eagle Asset Management between April 1993 and January 1996. From June 1986 to April 1993, Mr. Bertelsen headed the equity investment department at Colonial Advisory Services, Inc., and managed The Colonial Fund. Prior to 1986, he held positions with Batterymarch Financial Management and State Street Bank & Trust Company. Mr. Bertelsen holds an M.B.A. and a B.A. in Economics and History from Boston University.

GARY T. DVORCHAK, CFA, Portfolio Manager - Quantitative Dividend Analyst

Gary T. Dvorchak, CFA, has over 16 years of experience in the institutional investment management business. Before joining Aviance, Mr. Dvorchak founded Channel Island Partners, a hedge fund investment adviser. From January 2004 to October 2005, Channel Island Partners managed the Systematic Income Fund, an income-oriented, dividend capture fund. The fund was closed and the partners moved their assets into Aviance's dividend strategy upon the merger of Channel Island Partners into GFPC. From May 1998 to November 2001, Mr. Dvorchak was a senior portfolio manager at Provident Investment Counsel, a Pasadena-based institutional asset manager with $20 billion of assets under management. Between April 1993 and April 1998, Mr. Dvorchak was a senior analyst and member of the investment committee at Sit Investment Associates, an institutional manager based in Minneapolis. Mr. Dvorchak earned an M.B.A. in 1992 from the Kellogg Graduate School of Management at Northwestern University. He graduated Phi Beta Kappa in 1986 from the University of Iowa and earned the Chartered Financial Analyst designation in 1996.

EDWARD C. BERTELSEN, Portfolio Manager - Research

Edward C. Bertelsen has over 14 years of experience in supporting and managing portfolios. He is also responsible for a limited number of selected client relationships. He joined GFPC/Aviance in April 2004 and was instrumental in creating its trading environment. Between March 2001 and April 2004, Mr. Bertelsen was a Senior Portfolio Manager with Salomon Smith Barney. Between November 1996 and March 2001, Mr. Bertelsen was employed by Legg Mason Wood Walker as a Portfolio Manager. He graduated with Honors from Albion College in 1993 with a B.A. in Economics and History and started his financial career with Raymond James in July 1993.

MARK BELANIAN, Portfolio Analyst

Mark Belanian has over 9 years of investment industry experience. Mr. Belanian joined GFPC/Aviance in February 2006 from Merrill Lynch's Global Private Client Group in Sarasota, Florida, where he had worked since February 2005. Mr. Belanian worked with Christian Bertelsen as a portfolio analyst at Phoenix Investment Counsel between June 1998 and January 2005. Mr. Belanian graduated from Trinity College with a B.A. in Modern Language.


First Trust Active Dividend Income Fund

The primary investment objective of First Trust Active Dividend Income Fund ("FAV" or the "Fund") is to seek a high level of current income. Its secondary objective is capital appreciation. The Fund pursues its investment objectives by investing at least 80% of its managed assets in a diversified portfolio of dividend-paying multi-cap equity securities of both U.S. and non-U.S. issuers that the Fund's Sub-Advisor believes offer the potential for attractive income and/or capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (Continued)
--------------------------------------------------------------------------------


FAV is a long-only, unleveraged fund which utilizes a disciplined
"value-at-a-reasonable-price" methodology to construct its portfolio. A proprietary "dividend capture" technique is implemented to generate income.

Market recap

The credit crunch continues; its effect spreads
This section discusses the primary factors which impacted the Fund throughout the six-month period ended May 31, 2008.

The reporting period was dominated by the financial sector's continued quarterly cycle of write-offs, loss announcements and balance sheet bolstering, together with the declaration of newly found capital exposures. Moreover, the effects of what has been broadly described as the "credit crunch" began to spread to other sectors including Homebuilders and Transportation. Consumer and Retail stocks suffered during the period as the consumer started to unwind the 25-year debt and spending splurge the U.S. has experienced. Sales and profits are now showing consistent erosion with the exception of the large national discount chains.

Not surprisingly, equity market sentiment focused on a possible recession. Although the technical market-index measurement of a recession was not breached, many indicators suggested the economy was headed that way. This weighed heavily on all markets. A second question upon which markets vacillated was: "when will oil peak?"

In contrast, many manufacturing, technology and commodities-based companies reported encouraging results and maintained strong balance sheets during the period. However, it was inevitable that the stock prices of these companies would also suffer some negative pressure.

The current credit crunch has highlighted how well the Fund's focus on the rotation of dividend-paying stocks with strong balance sheets works in declining markets. The Sub-Advisor's investment philosophy remains as it was at inception; however, we are continually analyzing all areas of the market for their potential to generate income without high risk of capital loss. Adherence to our philosophical discipline does not preclude a movement back into areas such as Financials when our fundamentals indicate this may be prudent for the Fund.

Stock market volatility

The lack of a definitive answer to the aforementioned recession question, together with the stop-start manner in which financial organizations chose to declare losses and write-offs, created exceptionally high equity volatility. In the Sub-Advisor's opinion, the primary driver of this volatility was reaction to discrete news events which caused sentiment to oscillate on a daily basis. Sentiment could drive prices down in the morning, only to be followed by an afternoon rally based on the feeling the crisis was overstated.

The reporting period saw two distinct phases. During the first three months of the period, sectors such as Financials, Retail and Homebuilders enjoyed a number of price rallies while the sectors the Fund was primarily invested in, including Technology, Energy and Commodities, regularly suffered price declines on general downward sentiment or specific news.

During the second three months of the period, the credit-hit sectors suffered a number of confidence jarring, rapid price declines, while the Fund's favored sectors quietly trended upwards.

Balance sheets and dividends

We look to invest the Fund's portfolio in companies with strong balance sheets which can consistently afford to pay dividends. For the Fund, therefore, the most important feature of the credit crunch is the dramatic weakening of balance sheets in a number of sectors.

Historically, the Financials sector is a valuable source of dividends; however, the perilous state of most financial organization balance sheets precluded us from investing the Fund in most of this sector. This limited the areas within which we felt comfortable capturing dividends without excessive risk of capital loss.

Performance analysis

The Fund's market value total return and net asset value ("NAV") total return for the six months ended May 31, 2008 was +0.35% and +0.97%, respectively. Over the same period, the total return of the S&P 500 Index, the Fund's primary benchmark, was -4.47%, while the Fund's secondary benchmark, the Russell 1000 Value Index, returned -5.35%. Taking into account the deduction of dividends from the Fund's NAV, the Fund has maintained investor assets ahead of what would have been expected from an investment in the S&P 500 Index.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (Continued)
--------------------------------------------------------------------------------

The portfolio management of the Fund predicted much of the severity and length of the decline of equity markets and the Fund's outperformance can be primarily attributed to the avoidance of companies with deteriorating balance sheets and business prospects for the reasons discussed in the Market recap above. However, as an invested, long-only fund seeking a high level of current income as its primary objective, it has been difficult to protect investors from some loss of principal.

We believed a recession of some degree was inevitable and positioned the Fund accordingly. Even though the technical measures did not, in general, confirm our instinct during the period, the broad economy increasingly exhibited potentially recessionary behavior.

To understand how the Fund performed, it is necessary to discuss two periods, of approximately three month, separately:

1) During the first three months of the period, the Fund lagged the benchmark indices as its concentration in Global Infrastructure, Commodities, Energy and Technology was sold off by the market. The predominant short-term theme of many investors was to purchase Financials, Retail, and Real Estate (homebuilders). We viewed these periodic price gains as "counter-rallies" and throughout this period we predominantly stuck to our discipline of strong fundamentals and captured dividends where possible.

2) During the second three months of the reporting period, market participants had a more sober and realistic view of earnings potential and the value of strong balance sheets, which resulted in strong outperformance by the Fund. The Fund's holdings in Global Infrastructure, Commodities, Energy and Technology all contributed to strong outperformance while generating solid dividend income.

Market and Fund outlook

For the remainder of 2008, we expect the major indices to continue their decline. We maintain our belief that companies that actually grow their markets and revenues - global businesses and companies possessing strong fundamentals with rising dividends -will provide outperformance compared to the broader market. Our market outlook is in line with our long-term belief that 2008 will be another tough year in what may prove to be a significant period which results in little or no capital appreciation in equity markets. However, capital appreciation is different from dividends. We believe certain companies will continue to generate earnings and where balance sheets remain strong, dividends will be paid.

We expect credit-related Financials and Real Estate related issues to continue to weigh down the broader market with inflation adding to the downward pressure on equities and a move away from commodity-oriented issues. For example, Financials no longer operate many of their highly profitable business practices, leverage is being cut and stock-dilutive restructurings are eroding investor capital. It is difficult to predict when the financial sector will return to previous profit levels.

Global growth may cushion the economic slowdown in the U.S. and parts of Europe as those companies with a global strategy to participate in building the emerging economies will benefit from increased overseas revenues.

Our outlook for the Fund is more sanguine than our outlook for the market. We believe that the compounding of dividends will prove a better method to achieve positive returns than any other strategic option available to the Fund. We continue to feel that we have invested in the correct stocks that capture the Dividend Rotation process we are employing for the Fund's management. We see a difficult environment for U.S. stocks, but we still believe that the global economy will be generally resilient.

The Fund continues to own the securities of those companies that possess strong balance sheets while staying away from those that don't. In our opinion, this should protect the Fund from excessive loss of capital. However, it may not allow the Fund to fully participate in any market rallies as such rallies are typically led by those sectors which have recently suffered significant price declines. For this reason, we anticipate increasing positions within the Financials sector for the purposes of dividend income, but only where we feel the business model and underlying financial position are solid enough to warrant an investment. Our portfolio selection looks to identify those companies which are building new physical and technological infrastructure in developing countries.

Our aim in managing the Fund looking forward is to continue to maintain NAV movements in line with broader equity markets while generating income at current dividend levels.

First Trust Active Dividend Income Fund
Portfolio of Investments (a)
May 31, 2008 (Unaudited)



 Shares         Description                                     Value
 ---------      ---------------------------------------------   ---------------

 COMMON STOCKS - 91.4%

                AEROSPACE & DEFENSE - 5.4%
    55,000      Honeywell International, Inc.                   $     3,279,100
     9,000      Lockheed Martin Corp.                                   984,960
    13,000      Northrop Grumman Corp.                                  980,980
    25,000      Raytheon Co.                                          1,596,500
                                                                ----------------
                                                                      6,841,540
                                                                ----------------
                BEVERAGES - 2.4%
    10,000      Coca-Cola (The) Co.                                     572,600
    36,500      PepsiCo, Inc.                                         2,492,950
                                                                ---------------
                                                                     3,065,550
                                                                ---------------
                CAPITAL MARKETS - 0.5%
     3,600      Goldman Sachs Group (The), Inc.                        635,076
                                                                ---------------
                CHEMICALS - 3.1%
    20,000      Air Products and Chemicals, Inc.                     2,038,400
    20,000      Praxair, Inc.                                        1,901,200
                                                                ---------------
                                                                     3,939,600
                                                                ---------------
                COMMERCIAL BANKS - 0.9%
    12,500      Bank of Montreal                                       613,500
    15,000      U.S. Bancorp                                           497,850
                                                                ---------------
                                                                     1,111,350
                                                                ---------------
                COMMUNICATIONS EQUIPMENT - 0.9%
     5,000      Cisco Systems, Inc.                                    133,600
    15,000      Harris Corp.                                           986,700
                                                                ---------------
                                                                     1,120,300
                                                                ---------------
                COMPUTERS & PERIPHERALS - 3.4%
   130,000      EMC Corp.                                            2,267,200
    10,000      International Business Machines Corp.                1,294,300
    20,000      Western Digital Corp.                                  750,600
                                                                ---------------
                                                                     4,312,100
                                                                ---------------
                CONSTRUCTION & ENGINEERING - 2.7%
    25,000      Chicago Bridge & Iron Co. N.V.                       1,142,500
    12,000      Fluor Corp.                                          2,238,600
                                                                ---------------
                                                                     3,381,100
                                                                ---------------
                DIVERSIFIED FINANCIAL SERVICES - 1.6%
    60,000      Bank of America Corp.                                2,040,600
                                                                ---------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
    15,000      AT&T, Inc.                                             598,500
    66,000      Embarq Corp.                                         3,123,120
    35,000      Telefonos de Mexico SAB de CV, Sponsored ADR         1,442,700
                                                                ---------------
                                                                     5,164,320
                                                                ---------------
                ELECTRICAL UTILITIES - 0.6%
    40,000      Duke Energy Corp.                                      739,200
                                                                ---------------


Page 6             See Notes to Financial Statements

Trust Active Dividend Income Fund
Portfolio of Investments - (Continued) (a)
May 31, 2008 (Unaudited)



 Shares         Description                                     Value
 ---------      ---------------------------------------------   ---------------

 COMMON STOCKS - (Continued)
                ELECTRICAL EQUIPMENT - 4.9%
    50,000      ABB Ltd., ADR                                   $     1,624,000
    40,000      Emerson Electric Co.                                  2,327,200
    40,000      Rockwell Automation, Inc.                             2,342,000
                                                                ----------------
                                                                      6,293,200
                                                                ----------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
   135,000      Flextronics International Ltd. (b)                    1,445,850
   100,000      Jabil Circuit, Inc.                                   1,272,000
                                                                ----------------
                                                                      2,717,850
                                                                ----------------
                ENERGY EQUIPMENT & SERVICES - 4.5%
    20,000      Halliburton Co.                                         971,600
    70,000      Nabors Industries Ltd. (b)                            2,942,800
    18,000      Schlumberger Ltd.                                     1,820,340
                                                                ----------------
                                                                      5,734,740
                                                                ----------------
                INDUSTRIAL CONGLOMERATES - 3.6%
     8,000      3M Co.                                                  620,480
    46,000      McDermott International, Inc. (b)                     2,853,380
    25,000      Tyco International Ltd.                               1,129,750
                                                                ----------------
                                                                      4,603,610
                                                                ----------------
                INSURANCE - 0.8%
    15,000      Aflac, Inc.                                           1,006,950
                                                                ----------------
                MACHINERY - 16.5%
    30,000      Caterpillar, Inc.                                     2,479,200
    20,000      Deere & Co.                                           1,626,800
    15,000      Eaton Corp.                                           1,450,200
    35,000      Illinois Tool Works, Inc.                             1,879,500
    60,000      Ingersoll-Rand Co. Ltd.                               2,642,400
    15,000      Joy Global, Inc.                                      1,263,450
    55,000      Manitowoc Co., Inc.                                   2,139,500
    50,000      Paccar, Inc.                                          2,669,500
    37,000      Parker-Hannifin Corp.                                 3,132,790
    25,000      Terex Corp.                                           1,783,750
                                                                ----------------
                                                                     21,067,090
                                                                ----------------
                MARINE - 0.1%
     5,000      Diana Shipping, Inc.                                    174,950
                                                                ----------------
                MEDIA - 1.2%
    10,000      Interactive Data Corp.                                  275,400
    70,000      Regal Entertainment Group, Class A                    1,229,900
                                                                ----------------
                                                                      1,505,300
                                                                ----------------
                METALS & MINING - 2.4%
    26,000      Nucor Corp.                                           1,944,800
    10,000      Southern Copper Corp.                                 1,102,300
                                                                ----------------
                                                                      3,047,100
                                                                ----------------


                        See Notes to Financial Statements                 Page 7

Trust Active Dividend Income Fund
Portfolio of Investments - (Continued) (a)
May 31, 2008 (Unaudited)



 Shares         Description                                     Value
 ---------      ---------------------------------------------   ---------------

 COMMON STOCKS - (Continued)
                MULTI-UTILITIES - 2.2%
    30,000      Ameren Corp.                                    $     1,363,500
    35,000      SCANA Corp.                                           1,404,900
                                                                ----------------
                                                                      2,768,400
                                                                ----------------
                OIL, GAS & CONSUMABLE FUELS - 12.1%
     6,000      Apache Corp.                                            804,360
    40,000      Chesapeake Energy Corp.                               2,190,800
     9,000      Devon Energy Corp.                                    1,043,460
    98,000      Frontline Ltd.                                        6,246,520
    20,000      Occidental Petroleum Corp.                            1,838,600
    20,000      Petroleo Brasileiro SA, ADR                           1,410,000
    30,000      XTO Energy, Inc.                                      1,908,600
                                                                ----------------
                                                                     15,442,340
                                                                ----------------
                PHARMACEUTICALS - 0.5%
    10,000      Johnson & Johnson                                       667,400
                                                                ----------------
                REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
   140,000      Annaly Capital Management, Inc.                       2,493,400
                                                                ----------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
   170,000      Intel Corp.                                           3,940,600
    28,000      National Semiconductor Corp.                            589,400
   330,000      Taiwan Semiconductor Manufacturing Co.
                   Ltd., Sponsored ADR                                3,778,500
                                                                ----------------
                                                                      8,308,500
                                                                ----------------
                SOFTWARE - 0.1%
     5,000      Oracle Corp. (b)                                        114,200
                                                                ----------------
                TOBACCO - 4.3%
   130,000      Altria Group, Inc.                                    2,893,800
    29,000      Philip Morris International, Inc.                     1,527,140
    20,000      UST, Inc.                                             1,104,600
                                                                ----------------
                                                                      5,525,540
                                                                ----------------
                THRIFTS & MORTGAGE FINANCE - 1.1%
    28,000      Freddie Mac                                             711,760
    25,000      Fannie Mae                                              675,500
                                                                ----------------
                                                                      1,387,260
                                                                ----------------
                WIRELESS COMMUNICATIONS - 0.9%
    37,000      Vodafone Group Plc, Sponsored ADR                     1,187,330
                                                                ----------------
                Total Common Stocks - 91.4%                         116,395,896
                                                                ----------------
                (Cost $111,172,840)


Page 8             See Notes to Financial Statements

Trust Active Dividend Income Fund
Portfolio of Investments - (Continued) (a)
May 31, 2008 (Unaudited)



 Shares         Description                                     Value
 ---------      ---------------------------------------------   ---------------

 INVESTMENT COMPANIES - 5.0%
                ASSET MANAGEMENT & CUSTODY BANKS
    36,000      India Fund, Inc.                                $     1,655,280
     6,000      Ultra QQQ ProShares                                     543,000
    12,000      UltraShort Financials ProShares                       1,325,160
   100,000      UltraShort Oil & Gas ProShares                        2,880,000
                                                                ----------------
                TOTAL INVESTMENT COMPANIES - 5.0%                     6,403,440
                                                                ----------------
                (Cost $6,399,206)

 SHORT-TERM INVESTMENTS - 6.2%
                ASSET MANAGEMENT & CUSTODY BANKS
 7,857,406      JP Morgan U.S. Government Money Market Fund           7,857,406
                                                                ----------------
                (Cost $7,857,406)

                TOTAL INVESTMENTS - 102.6%                          130,656,742
                (Cost $125,429,452) (c)

                NET OTHER ASSETS AND LIABILITIES - (2.6%)           (3,326,709)
                                                                ----------------
                NET ASSETS - 100.0%                               $ 127,330,033
                                                                ================


--------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) Aggregate cost for federal income tax and financial reporting purposes.

ADR - American Depositary Receipt



                       See Notes to Financial Statements                  Page 9

First Trust Active Dividend Income Fund
Statement of Assets and Liabilities
May 31, 2008 (Unaudited)



ASSETS:
Investments, at value
    (Cost $125,429,452)                                                                                 $130,656,742
Cash                                                                                                       1,395,923
Prepaid expenses                                                                                              21,532
Receivables:
    Investment securities sold                                                                            27,288,852
    Dividends                                                                                                637,526
                                                                                                        --------------
       Total Assets                                                                                      160,000,575
                                                                                                        --------------

LIABILITIES:
Payables:
    Investment securities purchased                                                                       32,440,650
    Investment advisory fees                                                                                 106,630
    Legal fees                                                                                                24,958
    Administrative fees                                                                                       24,156
    Custodian fees                                                                                            23,719
    Audit and tax fees                                                                                        17,625
    Transfer agent fees                                                                                       14,041
    Printing fees                                                                                             11,500
    Trustees' fees and expenses                                                                                7,263
                                                                                                        --------------
       Total Liabilities                                                                                  32,670,542
                                                                                                        --------------
NET ASSETS                                                                                              $127,330,033
                                                                                                        ==============

NET ASSETS consist of:
Paid-in capital                                                                                         $137,259,956
Par value                                                                                                     72,052
Accumulated net investment income (loss)                                                                   2,423,175
Net unrealized appreciation (depreciation) on investments                                                  5,227,290
Accumulated net realized gain (loss) on investments                                                      (17,652,440)
                                                                                                        --------------
NET ASSETS                                                                                              $127,330,033
                                                                                                        ==============

NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)                                    $      17.67
                                                                                                        ==============

Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)                7,205,236
                                                                                                        ==============


Page 10            See Notes to Financial Statements

First Trust Active Dividend Income Fund
Statement of Operations
For the Six Months Ended May 31, 2008 (Unaudited)



INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $7,294)                                     $   7,327,858
                                                                                         ---------------
    Total investment income                                                                  7,327,858
                                                                                         ---------------

EXPENSES:
Investment advisory fees                                                                       623,878
Excise tax expense                                                                              55,392
Administrative fees                                                                             45,035
Legal fees                                                                                      25,000
Custodian fees                                                                                  23,500
Trustees' fees and expenses                                                                     19,330
Transfer agent fees                                                                             16,666
Audit and tax fees                                                                              16,125
Printing fees                                                                                    4,425
Other                                                                                           22,513
                                                                                         ---------------
    Total expenses                                                                             851,864
                                                                                         ---------------
NET INVESTMENT INCOME                                                                        6,475,994
                                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                                    (13,539,396)
Net change in unrealized appreciation (depreciation) on investments                          6,571,568
                                                                                         ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                                     (6,967,828)
                                                                                         ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $    (491,834)
                                                                                         ===============


                        See Notes to Financial Statements                Page 11

First Trust Active Dividend Income Fund
Statements of Changes in Net Assets



                                                                                              Six Months
                                                                                                 Ended              Period
                                                                                               5/31/2008            Ended
                                                                                              (Unaudited)       11/30/2007 (a)
                                                                                           ----------------    ----------------
OPERATIONS:
Net investment income (loss)                                                               $     6,475,994     $     3,512,679
Net realized gain (loss)                                                                       (13,539,396)         (2,386,854)
Net increase from payment from the Sub-Advisor                                                          --               3,067
Net change in unrealized appreciation (depreciation)                                             6,571,568          (1,344,278)
                                                                                           ----------------    ----------------
Net increase (decrease) in net assets resulting from operations                                   (491,834)           (215,386)
                                                                                           ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                           (7,565,498)                 --
Net realized gain                                                                               (1,729,257)                 --
                                                                                           ----------------    ----------------
Total distributions to shareholders                                                             (9,294,755)                 --
                                                                                           ----------------    ----------------

CAPITAL TRANSACTIONS:
Proceeds from sale of 0 and 7,205,236 Common Shares, respectively                                       --         137,620,008
Offering costs                                                                                          --            (288,000)
                                                                                           ----------------    ----------------
Net increase (decrease) from capital transactions                                                       --         137,332,008
                                                                                           ----------------    ----------------

Net increase (decrease) in net assets                                                           (9,786,589)        137,116,622

NET ASSETS:
Beginning of period                                                                            137,116,622                  --
                                                                                           ----------------    ----------------
End of period                                                                              $   127,330,033     $   137,116,622
                                                                                           ================    ================
Accumulated net investment income (loss) at end of period                                  $     2,423,175     $     3,512,679
                                                                                           ================    ================


------------------

(a) Initial seed date of July 19, 2007. The Fund commenced operations on September 20, 2007.


Page 12            See Notes to Financial Statements

First Trust Active Dividend Income Fund
Financial Highlights
For a Common Share outstanding throughout each period



                                                                                    Six Months
                                                                                       Ended                Period
                                                                                     5/31/2008              Ended
                                                                                    (Unaudited)         11/30/2007 (a)
                                                                                  ----------------     ----------------
Net asset value, beginning of period                                              $         19.03      $         19.10 (b)
                                                                                  ----------------     ----------------
Income from investment operations:

Net investment income (loss) (g)                                                             0.90                 0.52
Net realized and unrealized gain (loss)                                                     (0.97)               (0.55) (h)
                                                                                  ----------------     ----------------
Total from investment operations                                                            (0.07)               (0.03)
                                                                                  ----------------     ----------------
Distributions paid to shareholders from:

Net investment income                                                                       (1.05)                  --
Net realized gain                                                                           (0.24)                  --
                                                                                  ----------------     ----------------
Total Distributions                                                                         (1.29)                  --
                                                                                  ----------------     ----------------
Common Shares offering costs charged to paid-in capital                                        --                (0.04)
                                                                                  ----------------     ----------------
Net asset value, end of period                                                    $         17.67      $         19.03
                                                                                  ================     ================
Market value, end of period                                                       $         16.40      $         17.78
                                                                                  ================     ================
Total return based on net asset value (c) (d)                                               0.97%              (0.37)%
                                                                                  ================     ================
Total return based on market value (d) (e)                                                  0.35%             (11.10)%
                                                                                  ================     ================

------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                     $127,330             $137,117
Ratio of total expenses to average net assets                                               1.36% (f)            1.44% (f)
Ratio of net investment income to average net assets                                       10.38% (f)           13.87% (f)
Portfolio turnover rate                                                                      703%                 178%
------------------------------------------------------------------------

(a) Initial seed date of July 19, 2007. The Fund commenced operations on September 20, 2007.

(b) Net of sales load of $0.90 per share on initial shares issued.

(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(d) Total return is not annualized for periods less than one year.

(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price.

(f) Annualized

(g) Based on average shares outstanding.

(h) Reimbursement from the Sub-Advisor represents less than $0.01.


                        See Notes to Financial Statements               Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    First Trust Active Dividend Income Fund
                            May 31, 2008 (Unaudited)

                               1. Fund Description

First Trust Active Dividend Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on June 14, 2007 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAV on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. It has a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing at least 80% of its Managed Assets (as defined below) in a diversified portfolio of dividend-paying, multi-cap equity securities of both U.S. and non-U.S. issuers that Aviance Capital Management, LLC ("Aviance" or the "Sub-Advisor") believes offer the potential for attractive income and/or capital appreciation. Managed Assets are defined as the value of the securities and other investments the Fund holds plus cash and other assets, including interest accrued but not yet received, minus accrued liabilities other than the principal amount of any borrowings. There can be no assurance that the Fund's investment objectives will be achieved.

                       2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation:

The net asset value ("NAV") of the Fund's Common Shares is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

        o   Level 1 - quoted prices in active markets for identical securities

        o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

        o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of May 31, 2008 is as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    First Trust Active Dividend Income Fund
                            May 31, 2008 (Unaudited)


                                                        Investments
    Valuation Inputs                                    in Securities
    ----------------                                    -------------
    Level 1 - Quoted Prices                             $122,799,336
    Level 2 - Other Significant Observable Inputs          7,857,406
    Level 3 - Significant Unobservable Inputs                 --
                                                        ------------
    Total                                               $130,656,742
                                                        ============

B. Securities Transactions and Investment Income:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. Dividends and Distributions to Shareholders:

Level dividend distributions are declared and paid quarterly to Common Shareholders after the payment of interest and/or dividends in connection with leverage, if any. The level dividend rate may be modified by the Board of Trustees from time to time. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

There were no distributions paid during the period ended November 30, 2007.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

         Undistributed Ordinary Income                   $ 5,244,813
         Accumulated Capital Gain                             39,687
         Net Unrealized Appreciation (Depreciation)       (1,623,652)

D. Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

Certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended November 30, 2007, the Fund elected to defer capital losses occurring between November 1, 2007 and November 30, 2007 in the amount of $3,876,234.

In June 2006, Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of May31, 2008, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

E. Expenses:

The Fund pays all expenses directly related to its operations.

F. Organization and Offering Costs:

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Aviance have paid all organization costs and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $288,000, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended November 30, 2007.

G. Accounting Pronouncement:

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    First Trust Active Dividend Income Fund
                            May 31, 2008 (Unaudited)


for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures, if any.

          3. Investment Advisory Fee and Other Affiliated Transactions

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Aviance serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives an annual portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid by First Trust out of its investment advisory fee.

During the period ended November 30, 2007, the Fund recorded a receivable due from the Sub-Advisor of $3,067 in connection with a trade error.

In accordance with certain fee arrangements, JPMorgan Investor Services Co. serves as the Fund's Administrator and Fund Accountant, JPMorgan Chase Bank, National Association serves as the Custodian and American Stock Transfer & Trust Company serves as the Transfer Agent.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Chairman of the Audit Committee is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also effective January 1, 2008, the Lead Independent Trustee and each Committee chairman will serve two year terms.

                      4. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended May 31, 2008, were $841,672,624 and $847,595,859, respectively.

As of May 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,867,384 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $640,094.

                                5. Common Shares

As of May 31, 2008, 7,205,236 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized for the Fund's Dividend Reinvestment Plan.

                               6. Indemnification

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             7. Risk Considerations

Investment and Market Risk: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the equity market, or when political or economic events affecting the issuers occur.

Dividend Strategy Risk: The Sub-Advisor may not be able to anticipate the level of dividends that companies will pay in any given timeframe. The Fund's strategies require the Sub-Advisor to identify and exploit opportunities such as the announcement of major corporate actions that may lead to high current

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    First Trust Active Dividend Income Fund
                            May 31, 2008 (Unaudited)


dividend income. These situations are typically not recurring in nature or the frequency may be difficult to predict and may not result in an opportunity that allows the Sub-Advisor to fulfill the Fund's investment objectives. In addition, the dividend policies of the Fund's target companies are heavily influenced by the current economic climate.

Qualified Dividend Tax Risk: There can be no assurance as to what portion of the distributions paid to the Fund's Common Shareholders will consist of tax-advantaged qualified dividend income. For taxable years beginning before January 1, 2011, certain distributions designated by the Fund as derived from qualified dividend income will be taxed in the hands of non-corporate Common Shareholders at the rates applicable to long-term capital gain, provided certain holding period and other requirements are satisfied by both the Fund and the Common Shareholders. Additional requirements apply in determining whether distributions by foreign issuers should be regarded as qualified dividend income. Certain investment strategies of the Fund will limit the Fund's ability to meet these requirements and consequently will limit the amount of qualified dividend income received and distributed by the Fund. A change in the favorable provisions of the federal tax laws with respect to qualified dividends may effect a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend-paying companies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    First Trust Active Dividend Income Fund
                            May 31, 2008 (Unaudited)


                           Dividend Reinvestment Plan

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 659-2649, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions and a transaction fee of $15.00.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in noncertificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing American Stock Transfer & Trust Company, 6201 15th Avenue, Brooklyn, New York 11219 or through their website located at www.amstock.com. (You will need to know your 10 digit participant number and social security number to gain access to your account online.)

--------------------------------------------------------------------------------
                      Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (Continued)
--------------------------------------------------------------------------------

                    First Trust Active Dividend Income Fund
                            May 31, 2008 (Unaudited)


                               Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 Submission of Matters to a Vote of Shareholders

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund and Shareholders of the Preferred Shares of First Trust Tax-Advantaged Preferred Income Fund, was held on April 14, 2008. At the Annual Meeting, Trustee Robert F. Keith was elected for a three-year term. The number of votes cast in favor of Mr. Keith was 7,102,302, the number of votes against was 38,707 and the number of abstentions was 64,227.

                      This page left blank intentionally.

                           [BLANK INSIDE BACK COVER]

[LOGO OMITTED]    FIRST TRUST



INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

INVESTMENT SUB-ADVISOR
Aviance Capital Management, LLC
2080 Ringling Boulevard
Sarasota, FL 34237

CUSTODIAN
JPMorgan Chase Bank, National Association
3 Chase Metrotech Center, 6th Floor
Brooklyn, NY 11245

ADMINISTRATOR & FUND ACCOUNTANT
JPMorgan Investor Services Co.
73 Tremont Street
Boston, MA 02108

TRANSFER AGENT
American Stock Transfer & Trust Company
6201 15th Avenue
Brooklyn, NY 11219

BOARD ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603



Back Cover

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(A) SCHEDULE OF INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS AS OF THE CLOSE OF THE REPORTING PERIOD IS INCLUDED AS PART OF THE REPORT TO SHAREHOLDERS FILED UNDER ITEM 1 OF THIS FORM.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)      Not applicable.
(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph
         (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of
Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley  Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     First Trust Active Dividend Income Fund
               -------------------------------------------

By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   July 17, 2008
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   July 17, 2008
     -----------------


By (Signature and Title)* /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date   July 17, 2008
     -----------------



* Print the name and title of each signing officer under his or her signature.